Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2023	December 31, 2022

Patents	$116,768	$118,749
Less: accumulated amortization	(100,371)	(90,585)
Intangible assets, net	$16,397	$28,164

Schedule of estimated amortization

Twelve months ending December 31,	Estimated amortization expense

2024	$10,685
2025	5,712
Total	$16,397